Retirement benefit plan - Change in other comprehensive gains (losses) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive gains/(losses) [Abstract]
Effect of changes in demographic assumptions	SFr 29	SFr 0	SFr 1,428
Effect of changes in financial assumptions	8,397	156	(71)
Effect of changes in experience assumptions	(1,726)	(252)	(931)
Return on plan assets excluding interest income	(2,274)	1,052	300
Total other comprehensive gain	SFr 4,426	SFr 956	SFr 726
Weighted average duration period for defined benefit obligation	14 years 10 months 24 days	17 years 1 month 6 days